Share Capital and Reserve - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Option Incentive Plan [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	217,376	131,266
Restricted Share Rights [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	0	52,411